Derivative Financial Instruments - Additional Information (Detail) ₺ in Thousands, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TRY (₺)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 TRY (₺)	Dec. 31, 2022 TRY (₺)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Jun. 25, 2019 EUR (€)	Aug. 09, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Short-term derivative assets	₺ 2,043,112		₺ 2,952,207
Interest expense/income accrual included in current derivative financial instruments assets	78,787		190,379
Short-term derivative liabilities	495,467		511,635
Interest expense/income accrual included in current derivative financial instruments liabilities	5,855		11,614
Hedges of net investments in foreign operations	1,224,035		(1,676,558)	₺ (116,651)
Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Hedges of net investments in foreign operations	1,224,035		(1,676,558)
Participating cross currency swap contracts
Disclosure of detailed information about financial instruments [line items]
Participating cross currency swaps with guarantees | €						€ 120,440	€ 191,036
Guarantees included in current derivative financial instruments assets used for hedging	415,930		1,438,151
Assets subject to offsetting | €								€ 24,036	€ 167,000
Threshold market value change | €		€ 1,000
Threshold amount for transfer | €		10,000
Transfer amount as collateral to the company	12,670,017	344,829
Transfer amount as collateral to the bank	12,254,088	€ 333,509
Offset amount	415,929		1,441,934
Derivative financial assets without offsetting	2,273,548		4,144,206
Derivative financial liabilities without offsetting	309,975		261,701
Borrowings without offsetting	₺ 52,321,024		₺ 43,849,703
Bank loans | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $					$ 6,582
Bank loans | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Notional amount | €						56,576
Lease liabilities | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | €						€ 59,086